Occupational healthcare obligation - Change in obligation (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in other provisions [abstract]
Balance at beginning of the year	R 400	R 825	R 1,017
Payment of occupational healthcare liability	(1,017)	0	0
Balance at the end of the year	336	400	825
Reconciliation of the non-current and current portion of the occupational healthcare obligation:
Occupational healthcare obligation	336	400	825
Current portion of occupational healthcare obligation	(2)	0	(44)
Non-current portion of occupational healthcare obligation	334	400	781
Occupational Healthcare provision
Reconciliation of changes in other provisions [abstract]
Balance at beginning of the year	400	825
Interest charge	38	70	85
Change in estimate recognised in profit or loss	(76)	(365)	(211)
Payment of occupational healthcare liability	(26)	(130)	(66)
Balance at the end of the year	336	400	825
Reconciliation of the non-current and current portion of the occupational healthcare obligation:
Occupational healthcare obligation	R 336	R 400	R 825